Financial Highlights and Senior Securities	12 Months Ended
Dec. 31, 2025
Investment Company, Financial Highlights [Abstract]
Financial Highlights and Senior Securities

11. FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES

The following is a schedule of financial highlights as of and for the years ended December 31, 2025, 2024, 2023 and the period from December 5, 2022 (commencement of operations) to December 31, 2022:

	As of and For the Year Ended December 31, 2025
	Class I	Class S	Class D
Per Share Data:
Net asset value at beginning of period	$27.61	$27.61	$27.61
Net investment income for period(1)	2.32	2.10	2.26
Net realized and unrealized gains for period(1)	0.11	0.11	0.11
Net increase in net assets resulting from operations	2.43	2.21	2.37
Distributions from net investment income	(2.56)	(2.34)	(2.50)
Total decrease in net assets	(0.13)	(0.13)	(0.13)
Net asset value at end of period	$27.48	$27.48	$27.48
Total return based on net asset value(2)	7.74%	7.08%	7.55%
Shares outstanding at end of period	305,450	47,452	29,413
Ratio/Supplemental Data:
Net assets at end of period	$8,393,572	$1,304,117	$808,355
Ratio of operating expenses (excluding expense support) to average net assets(3)(4)	8.15%	9.01%	8.46%
Ratio of operating expenses (including expense support) to average net assets(3)	7.89%	8.74%	8.20%
Ratio of net investment income to average net assets(3)(5)	8.40%	7.58%	8.16%
Portfolio turnover rate(3)	46%	46%	46%

	As of and For the Year Ended December 31, 2024
	Class I	Class S	Class D
Per Share Data:
Net asset value, beginning of period	$27.22	$27.22	$27.22
Net investment income for period(1)	2.40	2.17	2.33
Net realized and unrealized gains for period(1)	0.56	0.56	0.56
Net increase in net assets	2.96	2.73	2.89
Distributions to shareholders(2)	(2.57)	(2.34)	(2.50)
Total increase in net assets	0.39	0.39	0.39
Net asset value, end of period	$27.61	$27.61	$27.61
Total return based on net asset value(2)	10.64%	9.85%	10.41%
Shares outstanding, end of period	172,421	29,493	11,773
Ratio/Supplemental Data:
Net assets, end of period	$4,761,183	$814,414	$325,099
Ratio of operating expenses (excluding expense support) to average net assets(3)(4)	6.95%	7.76%	7.41%
Ratio of operating expenses (including expense support) to average net assets(3)(4)	5.97%	6.77%	6.44%
Ratio of net investment income to average net assets(3)(5)	8.80%	7.95%	8.54%
Portfolio turnover rate(3)	47%	47%	47%

	As of and For the Year Ended December 31, 2023
	Class I	Class S(6)	Class D(6)
Per Share Data:
Net asset value, beginning of period	$24.99	$27.01	$27.01
Net investment income for period(1)	2.41	0.84	0.90
Net realized and unrealized gains for period(1)	0.85	0.30	0.31
Net increase in net assets	3.26	1.14	1.21
Distributions to shareholders(2)	(1.03)	(0.93)	(1.00)
Total increase in net assets	2.23	0.21	0.21
Net asset value, end of period	$27.22	$27.22	$27.22
Total return based on net asset value(2)	13.03%	4.22%	4.47%
Shares outstanding, end of period	51,943	10,972	1,806
Ratio/Supplemental Data:
Net assets, end of period	$1,413,632	$298,608	$49,152
Ratio of operating expenses (excluding expense support) to average net assets(3)(4)	7.52%	7.52%	6.78%
Ratio of operating expenses (including expense support) to average net assets(3)(4)	5.15%	5.57%	4.57%
Ratio of net investment income to average net assets(3)(5)	9.21%	7.38%	7.95%
Portfolio turnover rate(3)	68%	68%	68%

As of and For the Period
from December 5, 2022
(commencement of
operations) to
December 31, 2022
Class I
Per Share Data:
Net asset value at beginning of period	$25.00
Net investment income for period(1)	0.03
Net realized and unrealized losses for period(1)	(0.04)
Net decrease in net assets resulting from operations	(0.01)
Net asset value at end of period	$24.99
Total return based on net asset value(2)	(0.05)%
Shares outstanding at end of period	5,927
Ratio/Supplemental Data:
Net assets at end of period	$148,098
Ratio of operating expenses (excluding expense support) to average net assets(3)(4)	6.71%
Ratio of operating expenses (including expense support) to average net assets(3)	—%
Ratio of net investment income to average net assets(3)(5)	1.73%
Portfolio turnover rate(3)	80%
(1)	Weighted average basic per share data.
(2)	For the years ended December 31, 2025, 2024 and 2023 and the period from December 5, 2022 (commencement of operations) to December 31, 2022, the total return based on net asset value equaled the change in net asset value during the period divided by the beginning net asset value for the period. The Fund’s performance changes over time and currently may be different than that shown. Past performance is no guarantee of future results. Total return is not annualized.
(3)	The ratios reflect an annualized amount.
(4)	For the years ended December 31, 2025, 2024 and 2023 and the period from December 5, 2022 (commencement of operations) to December 31, 2022, the ratio of operating expenses to average net assets consisted of the following:

	For the Year Ended December 31, 2025
	Class I	Class S	Class D
Base management fee	1.25%	1.25%	1.25%
Income based fee and capital gains incentive fee	1.24	1.24	1.24
Interest and credit facility fees	5.37	5.38	5.43
Shareholder servicing and/or distribution fees	—	0.85	0.25
Other operating expenses	0.29	0.29	0.29
Total operating expenses	8.15%	9.01%	8.46%

	For the Year Ended December 31, 2024
	Class I	Class S	Class D
Base management fee	1.25%	1.25%	1.25%
Income based fee and capital gains incentive fee	1.43	1.43	1.43
Interest and credit facility fees	3.79	3.75	4.00
Shareholder servicing and/or distribution fees	—	0.85	0.25
Other operating expenses	0.48	0.48	0.48
Total operating expenses	6.95%	7.76%	7.41%

	For the Year Ended December 31, 2023
	Class I	Class S(6)	Class D(6)
Base management fee	1.25%	1.25%	1.25%
Income based fee and capital gains incentive fee	1.43	1.53	1.47
Interest and credit facility fees	3.32	2.86	2.74
Shareholder servicing and/or distribution fees	—	0.85	0.25
Other operating expenses	1.52	1.03	1.07
Total operating expenses	7.52%	7.52%	6.78%

For the period
from December 5, 2022
(commencement of
operations) to
December 31, 2022
Class I
Base management fee	1.23%
Income based fee and capital gains incentive fee	—
Interest and credit facility fees	1.12
Organization costs	0.53
Other operating expenses	3.83
Total operating expenses	6.71%
(5)	The ratio of net investment income to average net assets excludes income taxes related to realized gains and losses.
(6)	The date of the first sale of Class S shares and Class D shares was August 1, 2023.

The following information about the Fund’s senior securities as of the dates indicated is shown in the table below.

Class and Date	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Per Unit(2)	Involuntary Liquidating Preference Per Unit(3)	Average Market Value Per Unit(4)
Revolving Credit Facility
December 31, 2025	$2,523,737	$1,913	—	N/A
December 31, 2024	489,506	2,266	—	N/A
December 31, 2023	460,349	3,480	—	N/A
December 31, 2022	—	—	—	N/A
SG Funding Facility
December 31, 2025	$612,811	$1,913	—	N/A
December 31, 2024	861,811	2,266	—	N/A
December 31, 2023	250,000	3,480	—	N/A
SB Funding Facility
December 31, 2025	$400,000	$1,913	—	N/A
December 31, 2024	75,000	2,266	—	N/A
BNP Funding Facility
December 31, 2025	$900,000	$1,913	—	N/A
December 31, 2024	250,000	2,266	—	N/A
January 2037 CLO Notes(5)
December 31, 2025	$476,000	$1,913	—	N/A
December 31, 2024	476,000	2,266	—	N/A
April 2038 CLO Debt(5)
December 31, 2025	$350,000	$1,913	—	N/A
January 2039 CLO Debt(5)
December 31, 2025	$532,000	$1,913	—	N/A
March 2028 Notes
December 31, 2025	$1,000,000	$1,913	—	N/A
December 31, 2024	1,000,000	2,266	—	N/A
September 2028 Notes
December 31, 2025	$600,000	$1,913	—	N/A
January 2029 Notes
December 31, 2025	$600,000	$1,913	—	N/A
August 2029 Notes
December 31, 2025	$700,000	$1,913	—	N/A
December 31, 2024	700,000	2,266	—	N/A
February 2030 Notes
December 31, 2025	$750,000	$1,913	—	N/A
December 31, 2024	750,000	2,266	—	N/A
September 2030 Notes
December 31, 2025	$500,000	$1,913	—	N/A
January 2031 Notes
December 31, 2025	$500,000	$1,913	—	N/A
March 2032 Notes
December 31, 2025	$750,000	$1,913	—	N/A
Secured Borrowing
December 31, 2025	$271,697	$1,913	—	N/A
(1)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
(2)	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the Fund’s consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit”.
(3)	The amount to which such class of senior security would be entitled upon the Fund’s involuntary liquidation in preference to any security junior to it. The “-” indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.
(4)	Not applicable because the securities are not registered for public trading on a stock exchange.
(5)	Excludes the January 2037 CLO Subordinated Notes, the April 2038 CLO Subordinated Notes and the January 2039 CLO Subordinated Notes which were retained by the Fund and, as such, eliminated in consolidation.